GOODWILL AND OTHER INTANGIBLE ASSETS-NET - Other Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Definite-life intangibles
Gross Carrying Amount		$ 10,568	$ 10,840
Accumulated Amortization		(4,226)	(4,633)
Net Carrying Amount		6,342	6,207
Indefinite-life intangibles
Trademarks		394	414
Definite and Indefinite-Lived Intangibles
Gross carrying amount		10,962	11,254
Net carrying amount		$ 6,736	$ 6,621
Indefinite- lived intangible impairment	$ 44
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Indefinite-life intangibles
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)
Definite and Indefinite-Lived Intangibles
Indefinite- lived intangible impairment		$ 44
Other intangible assets—net		262
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Indefinite-life intangibles
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Definite and Indefinite-Lived Intangibles
Indefinite- lived intangible impairment			$ 48
Other intangible assets—net			597
Patents and technology
Definite-life intangibles
Gross Carrying Amount		3,354	3,506
Accumulated Amortization		(1,714)	(1,845)
Net Carrying Amount		1,640	1,661
Customer relationships
Definite-life intangibles
Gross Carrying Amount		6,325	6,378
Accumulated Amortization		(2,008)	(2,224)
Net Carrying Amount		4,317	4,154
Trademarks
Definite-life intangibles
Gross Carrying Amount		297	398
Accumulated Amortization		(232)	(296)
Net Carrying Amount		65	102
Other
Definite-life intangibles
Gross Carrying Amount		592	558
Accumulated Amortization		(272)	(268)
Net Carrying Amount		$ 320	$ 290